Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

NOTE 18.  Quarterly Data (Unaudited)

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2016	Quarter	Quarter	Quarter	Quarter	2016
Net sales	$7,409	$7,662	$7,709	$7,329	$30,109
Cost of sales	3,678	3,799	3,847	3,716	15,040
Net income including noncontrolling interest	1,278	1,293	1,331	1,156	5,058
Net income attributable to 3M	1,275	1,291	1,329	1,155	5,050
Earnings per share attributable to 3M common shareholders - basic	2.10	2.13	2.20	1.93	8.35
Earnings per share attributable to 3M common shareholders - diluted	2.05	2.08	2.15	1.88	8.16

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2015	Quarter	Quarter	Quarter	Quarter	2015
Net sales	$7,578	$7,686	$7,712	$7,298	$30,274
Cost of sales	3,821	3,858	3,877	3,827	15,383
Net income including noncontrolling interest	1,201	1,303	1,298	1,039	4,841
Net income attributable to 3M	1,199	1,300	1,296	1,038	4,833
Earnings per share attributable to 3M common shareholders - basic	1.88	2.06	2.09	1.69	7.72
Earnings per share attributable to 3M common shareholders - diluted	1.85	2.02	2.05	1.66	7.58

Gross profit is calculated as net sales minus cost of sales.